Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivatives to mitigate the economic consequences associated with the fluctuations in currencies and interest rates. The Company records all derivative instruments on the balance sheet at fair value and the changes in the fair value are recognized in earnings unless specific hedge accounting criteria are met. Special accounting for qualifying hedges allows derivative gains and losses to be reflected in the statement of operations or AOCI together with the hedged exposure, and requires that the Company formally document, designate and assess the effectiveness of transactions that receive hedge accounting treatment.

Gains or losses associated with ineffectiveness are reported currently in earnings. The Company does not enter into any speculative positions with regard to derivative instruments.

The Company periodically evaluates its monetary asset and liability positions denominated in foreign currencies. The impact of the Company's and the counterparties’ credit risk on the fair value of the contracts is considered as well as the ability of each party to execute its obligations under the contract. The Company generally uses investment grade financial counterparties in these transactions and believes that the resulting credit risk under these hedging strategies is not significant.

FOREIGN EXCHANGE
Net Investment Hedges. The Company has international subsidiaries with net balance sheet positions that generate cumulative translation adjustments within AOCI. The Company uses derivatives to manage potential changes in value of certain net investments in LA. The Company uses the forward-to-forward method for its quarterly retrospective and prospective assessments of hedge effectiveness. No ineffectiveness results if the notional amount of the derivative matches the portion of the net investment designated as being hedged because the Company uses derivative instruments with underlying exchange rates consistent with its functional currency and the functional currency of the hedged net investment. Changes in value that are deemed effective are reflected in AOCI until complete liquidation of the subsidiary, when they would be reclassified to income together with the gain or loss on the entire investment. The fair value of the Company’s net investment hedge contracts was $1.0 and $1.2 as of December 31, 2015 and 2014, respectively. The gain recognized in AOCI on net investment hedge contracts was $10.4 and $0.8 for the years ended December 31, 2015 and 2014, respectively.

Non-Designated Hedges. A substantial portion of the Company’s operations and revenues are international. As a result, changes in foreign exchange rates can create substantial foreign exchange gains and losses from the revaluation of non-functional currency monetary assets and liabilities. The Company’s policy allows the use of foreign exchange forward contracts with maturities of up to 24 months to mitigate the impact of currency fluctuations on those foreign currency asset and liability balances. The Company elected not to apply hedge accounting to its foreign exchange forward contracts. Thus, spot-based gains/losses offset revaluation gains/losses within foreign exchange loss, net and forward-based gains/losses represent interest expense. The fair value of the Company’s non-designated foreign exchange forward contracts was $0.9 and $0.8 as of December 31, 2015 and 2014, respectively.

The following table summarizes the gain (loss) recognized on derivative instruments for the years ended December 31:

Derivative instrument	Classification on consolidated statement operations	2015	2014	2013
Cash flow hedges	Interest expense	$(4.2)	$(6.3)	$(6.4)
Foreign exchange option contracts gain	Miscellaneous, net	7.0	—	—
Foreign exchange forward contracts	Foreign exchange (loss) gain, net	10.7	21.1	10.9
Total		$13.5	$14.8	$4.5

INTEREST RATE
Cash Flow Hedges. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company has variable rate debt and is subject to fluctuations in interest related cash flows due to changes in market interest rates. The Company’s policy allows derivative instruments designated as cash flow hedges that fix a portion of future variable-rate interest expense. As of December 31, 2015, the Company has one pay-fixed receive-variable interest rate swaps and as of December 31, 2014, the Company had two pay-fixed receive-variable interest rate swaps, with notional amounts totaling $25.0 and $50.0, respectively, to hedge against changes in the LIBOR benchmark interest rate on a portion of the Company’s LIBOR-based borrowings. Changes in value that are deemed effective are accumulated in AOCI and reclassified to interest expense when the hedged interest is accrued. To the extent that it becomes probable that the Company’s variable rate borrowings will not occur, the gains or losses on the related cash flow hedges will be reclassified from AOCI to interest expense. The fair value of the Company’s interest rate contracts was approximately $0.1 and $(1.2) as of December 31, 2015 and 2014, respectively.

Foreign Exchange Currency Forward and Option Contracts. The Company enters into foreign exchange forward to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies. These transactions are designated as cash flow hedges. The settlement or extension of these derivatives will result in reclassifications (from AOCI) to earnings in the period during which the hedged transactions affect earnings. The Company may dedesignate these cash flow hedge relationships in advance of the occurrence of the forecasted transaction. The portion of gains or losses on the derivative instrument previously accumulated in other comprehensive income for dedesignated hedges remains in accumulated other comprehensive income until the forecasted transaction occurs. Changes in the value of derivative instruments after dedesignation are recorded in earnings (refer to note 19).

In January 2006 and December 2005, the Company executed cash flow hedges by entering into receive-variable and pay-fixed interest rate swaps, with a total notional amount of $200.0, related to the senior notes issuance in March 2006. Amounts previously recorded in AOCI related to the pre-issuance cash flow hedges will continue to be reclassified to income on a straight-line basis through February 2016.

The gains recognized on designated cash flow hedge derivative instruments for the both years ended December 31, 2015 and 2014 were $1.1. Gains and losses related to interest rate contracts are reclassified from AOCI are recorded in interest expense on the statement of operations. The Company does not anticipate reclassifying any amount from AOCI to interest expense within the next 12 months.

On November 23, 2015, the Company entered into foreign exchange option contracts to purchase €1,416.0 for $1,547.1 to hedge against the effect of exchange rate fluctuations on the euro denominated cash consideration related to the potential Wincor Nixdorf acquisition and estimated euro denominated deal related costs and any outstanding Wincor Nixdorf borrowings. The cash component of the purchase price consideration approximates €1,162.2. The weighted average strike price is $1.09 per euro. These foreign exchange option contracts are non-designated and are included in other current assets or other current liabilities based on the net asset or net liability position, respectively, in our consolidated balance sheets. The arrangement will net settle with an additional maximum payout of approximately $60.0 which relates to a delayed premium due at maturity of the contracts in November 2016. In 2015, the $7.0 gain on these non-designated derivative instruments is reflected in other income (expense) miscellaneous, net. The fair value of these derivatives are included in note 19.

		Notional Amounts
Instrument	Number of Instruments	Call	Put
Foreign currency option contracts	2	€1,416.0	$1,547.1